COMMITMENT AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 15, 2020	Apr. 30, 2022	Dec. 31, 2022
Product Liability Contingency [Line Items]
Costs and expenses			$ 74,850
License [Member]
Product Liability Contingency [Line Items]
Royalties percentage			3.00%
Purchase commitment, period			15 years
Guarantor percentage			15.00%
Milestone payment			$ 60,000
License [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Guarantor percentage			25.00%
License [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Guarantor percentage			10.00%
License Agreement Terms [Member]
Product Liability Contingency [Line Items]
License agreement term	the right to grant sub-licenses and with a term of 15 years	the right to grant sub-licenses and with a term of 15 years